COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)						12 Months Ended
	Oct. 24, 2025	Dec. 17, 2024	Dec. 09, 2024	Aug. 01, 2023	Mar. 15, 2022	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Monthly rent payment						$ 550
Stock option granted shares					5,000,000	2,500,000	2,500,000
Vesting shares					138,889
Vesting period					36 months
Cash Compensation					$ 5,000
Cash compensation	$ 14,000	$ 175			$ 200
Sponsor fees				$ 716,326
Payment for sponsor							$ 269,224
Rent leaving balance						$ 180,285
Legal proceedings						$ 0
35 Months Vesting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option granted shares			2,500,000
Vesting shares			69,444
Vesting period			35 months
36 Months Vesting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting shares			69,460
Vesting period			36 months